CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Royalty revenue	$ 17,813	$ 10,306	$ 43,429	$ 18,345	$ 50,075	$ 12,702
Gain (loss) on commodity derivative instruments	10,984	10,726	5,675	1,852	16,648	(4,418)
Lease bonus and other revenue	280	85	797	87	872	1,166
Total revenue	29,077	21,117	49,901	20,284	67,595	9,450
Operating expenses:
General and administrative	4,379	9,596	7,971	10,487	16,585	2,792
Management fees	15,841	2,173	18,822	3,596	9,966	4,681
Depletion, depreciation and accretion	10,198	5,978	19,863	9,177	24,237	10,827
Total operating expenses	30,418	17,747	46,656	23,260	50,788	18,300
Operating income (loss)	(1,341)	3,370	3,245	(2,976)	16,807	(8,850)
Other expense:
Loss on extinguishment of debt	21,722	3,839	21,722	3,839	3,839	359
Change in fair value of earnout liability	1,694	0	1,694	0
Loss on sale of assets					123	0
Interest expense, net	5,034	4,345	11,031	6,092	19,070	3,939
Income (loss) before income taxes	(29,791)	(4,814)	(31,202)	(12,907)	(6,225)	(13,148)
Provision for (benefit from) income taxes	9,414	(4,595)	9,066	(4,595)	(2,640)	(1,587)
Net income (loss)	(39,205)	(219)	(40,268)	(8,312)	(3,585)	(11,561)
Net (income) loss attributable to non-controlling interests	115	0	115	0
Earnings allocated to participating securities	(4,420)	(2,367)	(5,507)	(3,540)	(7,341)	(5,266)
Net income (loss) attributable to common stockholders	$ (43,510)	$ (2,586)	$ (45,660)	$ (11,852)	$ (10,926)	$ (16,827)
Earnings(loss) per common share:
Common shares - Basic	$ (2.54)	$ (0.47)	$ (2.86)	$ (2.34)	$ (1.3)	$ (3.88)
Common shares - Diluted	$ (2.54)	$ (0.47)	$ (2.86)	$ (2.34)	$ (1.3)	$ (3.88)
Weighted average number of shares outstanding:
Weighted Common shares - Basic	17,144	5,461	15,948	5,060	8,378	4,340
Weighted Common shares - Diluted	17,144	5,461	15,948	5,060	8,378	4,340